Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Capital Management
CAPITAL MANAGEMENT
Capital is defined as long-term debt, bank loans and advances net of cash and cash equivalents and Shareholders' equity, which includes capital stock.

(in millions of Canadian dollars)	2018	2017
Cash and cash equivalents	(123)	(89)
Bank loans and advances	16	35
Long-term debt, including current portion	1,876	1,576
	1,769	1,522
Total equity	1,688	1,601
Total capital	3,457	3,123

Disclosure of classes of share capital
The authorized capital stock of the Corporation consists of an unlimited number of common shares without nominal value and an unlimited number of Class A and B shares issuable in series without nominal value. Over the past two years, the common shares have fluctuated as follows:

		2018		2017
	NOTE	NUMBER OF COMMON SHARES	IN MILLIONS OF CANADIAN DOLLARS	NUMBER OF COMMON SHARES	IN MILLIONS OF CANADIAN DOLLARS
Balance - beginning of year		94,987,958	492	94,526,516	487
Common shares issued on exercise of stock options	18(d)	714,937	6	461,442	5
Redemption of common shares	18(c)	(1,539,380)	(8)	—	—
Balance - end of year		94,163,515	490	94,987,958	492

Earnings Per Share
The basic and diluted net earnings per common share are calculated as follows:

	2018	2017
Net earnings available to common shareholders (in millions of Canadian dollars)	59	507
Weighted average number of basic common shares outstanding (in millions)	95	95
Weighted average number of diluted common shares outstanding (in millions)	97	98
Basic net earnings per common share (in Canadian dollars)	$0.62	$5.35
Diluted net earnings per common share (in Canadian dollars)	$0.58	$5.19

Disclosure of dividends

	2018	2017
Dividends declared per common share	$0.16	$0.16